Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 297,246	$ 280,328
Accounts receivable, net	115,099	120,411
Inventories	116,018	117,521
Net investment in sales-type leases	10,844	11,717
Prepaid expenses	6,371	7,571
Other current assets	19,411	15,491
Total current assets	564,989	553,039
Non-current assets
Net investment in sales-type leases - long-term	9,655	12,126
Property, plant and equipment, net	206,722	208,415
Goodwill	385,808	385,629
Other intangible assets, net	169,302	177,458
Other non-current assets	31,626	29,382
Total non-current assets	803,113	813,010
Total assets	1,368,102	1,366,049
Current liabilities
Accounts payable	44,805	40,933
Current portion of long-term debt	3,714	3,714
Accrued expenses and other current liabilities	28,582	32,207
Accrued compensation and related benefits	42,797	34,186
Obligations in connection with acquisitions	4,315	3,619
Deferred revenues	50,673	49,952
Total current liabilities	174,886	164,611
Non-current liabilities
Long-term debt	21,357	22,286
Deferred tax liabilities	4,916	5,952
Deferred revenues - long-term	12,942	12,922
Other non-current liabilities	24,293	22,251
Total non-current liabilities	63,508	63,411
Total liabilities	238,394	228,022
Contingencies (see note 9)
Redeemable non-controlling interests	1,939	2,029
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 52,728 thousands shares and 52,639 thousands shares issued and outstanding at March 31, 2017 and December 31, 2016, respectively	142	142
Additional paid-in capital	2,637,561	2,633,129
Accumulated other comprehensive loss	(12,243)	(13,479)
Accumulated deficit	(1,497,782)	(1,483,925)
Equity attributable to Stratasys Ltd.	1,127,678	1,135,867
Non-controlling interests	91	131
Total equity	1,127,769	1,135,998
Total liabilities and equity	$ 1,368,102	$ 1,366,049